SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating expenses
General and administrative	$ (136,863)	$ (89,875)	$ (38,533)
Selling and marketing	(46,706)	(27,741)	(16,924)
Total operating expenses	(182,671)	(122,472)	(57,281)
Interest expense	(27)	(70)	(102)
Interest income	2,220	3,685	2,979
Net loss before income from subsidiaries and VIE	12,737	4,512	20,116
Equity in income of subsidiaries and VIE	68	23
Parent Company
Operating expenses
General and administrative	(24,666)	(23,074)	(7,156)
Selling and marketing	(925)	(494)	(533)
Total operating expenses	(25,591)	(23,568)	(7,689)
Interest expense			(43)
Interest income	27	645	607
Net loss before income from subsidiaries and VIE	(25,564)	(22,923)	(7,125)
Equity in income of subsidiaries and VIE	33,401	25,513	25,026
Net income	$ 7,837	$ 2,590	$ 17,901